SCHEDULE OF CAPITAL EXPENDITURES BY REPORTABLE SEGMENT (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Capital expenditures and tenant improvements	$ 1,122,051	$ 2,510,152	$ 2,834,373	$ 6,393,711
Acquisition of operating properties, net	7,758,066	8,996,248	10,161,613	13,037,562
Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Capital expenditures and tenant improvements	1,122,051	2,510,152	2,834,373	6,393,711
Acquisition of operating properties, net	7,758,066	8,996,248	10,161,613	13,037,562
Total real estate investments	8,880,117	11,506,400	12,995,986	19,431,273
Revenue Benchmark [Member] | Office Industrial Properties [Member]
Revenue, Major Customer [Line Items]
Capital expenditures and tenant improvements	1,054,202	2,501,075	2,825,168	6,373,464
Revenue Benchmark [Member] | Model Home Properties [Member]
Revenue, Major Customer [Line Items]
Acquisition of operating properties, net	2,851,800	8,996,248	10,161,613	13,037,562
Revenue Benchmark [Member] | Retail Properties [Member]
Revenue, Major Customer [Line Items]
Capital expenditures and tenant improvements	67,849	$ 9,077	$ 9,205	$ 20,247
Acquisition of operating properties, net	$ 4,906,266